Debt and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Debt and Lease Liabilities
Schedule of debt and lease liabilities outstanding

	2022									2021

	Effective	Interest				Finance		Principal, Net		Principal, Net
	Interest Rate	Payable		Principal		Costs		of Finance Costs		of Finance Costs
U.S. dollar Senior Notes:
6.625% Senior Notes due 2025 (1)	7.60%	Ps.	85,939	Ps.	5,188,796	Ps.	(46,107)	Ps.	5,142,689	Ps.	12,177,355
4.625% Senior Notes due 2026 (1)	5.03%		135,115		5,842,800		(14,489)		5,828,311		6,131,473
8.5% Senior Notes due 2032 (1)	9.00%		151,751		5,842,800		(16,337)		5,826,463		6,132,826
6.625% Senior Notes due 2040 (1)	7.05%		352,678		11,685,600		(107,746)		11,577,854		12,187,745
5% Senior Notes due 2045 (1)	5.39%		125,097		17,321,136		(323,875)		16,997,261		20,107,046
6.125% Senior Notes due 2046 (1)	6.47%		536,807		17,528,400		(109,710)		17,418,690		18,338,293
5.250% Senior Notes due 2049 (1)	5.59%		71,798		13,675,853		(273,503)		13,402,350		15,093,468
Total U.S. dollar debt			1,459,185		77,085,385		(891,767)		76,193,618		90,168,206

Mexican peso debt:
8.79% Notes due 2027 (2)	8.84%		97,789		4,500,000		(11,403)		4,488,597		4,486,238
8.49% Senior Notes due 2037 (1)	8.94%		48,818		4,500,000		(10,453)		4,489,547		4,488,822
7.25% Senior Notes due 2043 (1)	7.92%		52,361		6,500,000		(48,355)		6,451,645		6,449,277
Bank loans (3)	11.57%		77,003		10,000,000		(32,757)		9,967,243		15,939,483
Bank loans (Sky) (4)	10.17%		25,913		3,650,000		—		3,650,000		3,650,000
Bank loans (TVI) (5)			—		—		—		—		610,116
Total Mexican peso debt			301,884		29,150,000		(102,968)		29,047,032		35,623,936
Total debt (6)			1,761,069		106,235,385		(994,735)		105,240,650		125,792,142
Less: Current portion of long-term debt			1,761,069		1,000,000		—		1,000,000		4,106,432
Long-term debt, net of current portion		Ps.	—	Ps.	105,235,385	Ps.	(994,735)	Ps.	104,240,650	Ps.	121,685,710

									2022		2021
Lease liabilities:
Satellite transponder lease agreement (7)								Ps.	2,807,184	Ps.	3,457,524
Other lease agreement (8)									608,250		689,483
Lease liabilities (9)									4,953,638		5,533,552
Total lease liabilities									8,369,072		9,680,559
Less: Current portion									1,373,233		1,478,382
Lease liabilities, net of current portion								Ps.	6,995,839	Ps.	8,202,177

(1)	The Senior Notes due between 2025 and 2049, in the aggregate outstanding principal amount of U.S.$3,958 million as of December 31, 2022 and Ps.11,000,000 as of December 31, 2022 and 2021, are unsecured obligations of the Company, rank equally in right of payment with all existing and future unsecured and unsubordinated indebtedness of the Company, and are junior in right of payment to all of the existing and future liabilities of the Company’s subsidiaries. Interest rate on the Senior Notes due 2025, 2026, 2032, 2037, 2040, 2043, 2045, 2046 and 2049, including additional amounts payable in respect of certain Mexican withholding taxes, is 6.97%, 4.86%, 8.94%, 8.93%, 6.97%, 7.62%, 5.26%, 6.44% and 5.52% per annum, respectively, and is payable semi-annually. These Senior Notes may not be redeemed prior to maturity, except: (i) in the event of certain changes in law affecting the Mexican withholding tax treatment of certain payments on the securities, in which case the securities will be redeemable, in whole or in part, at the option of the Company; and (ii) in the event of a change of control, in which case the Company may be required to redeem the securities at 101% of their principal amount. Also, the Company may, at its own option, redeem the Senior Notes due 2025, 2026, 2037, 2040, 2043, 2046 and 2049, in whole or in part, at any time at a redemption price equal to the greater of the principal amount of these Senior Notes or the present value of future cash flows, at the redemption date, of principal and interest amounts of the Senior Notes discounted at a fixed rate of comparable U.S. or Mexican sovereign bonds. The Senior Notes due 2026, 2032, 2040, 2043, 2045, 2046 and 2049 were priced at 99.385%, 99.431%, 98.319%, 99.733%, 96.534%, 99.677% and 98.588%, respectively, for a yield to maturity of 4.70%, 8.553%, 6.755%, 7.27%, 5.227%, 6.147% and 5.345%, respectively. The Senior Notes due 2025 were issued in two aggregate principal amounts of U.S.$400 million and U.S.$200 million, and were priced at 98.081% and 98.632%, respectively, for a yield to maturity of 6.802% and 6.787%, respectively. The terms of these Senior Notes contain covenants that limit the ability of the Company and certain restricted subsidiaries, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations, and similar transactions. The Senior Notes due 2025, 2026, 2032, 2037, 2040, 2045, 2046 and 2049, are registered with the U.S. Securities and Exchange Commission (“SEC”). The Senior Notes due 2043 are registered with both the SEC and the Mexican Banking and Securities Commission (“Comisión Nacional Bancaria y de Valores” or “CNBV”). In March 2022, the Company completed a partial redemption of U.S.$200 million aggregate principal amount of its 6.625% Senior Notes due 2025, in the aggregate amount of U.S.$221.3 million, including U.S.$220.9 million of the applicable redemption price and U.S.$0.4 million of accrued and unpaid interest on the redemption date. In August 2022, the Company concluded a tender offer to purchase in cash a principal amount of U.S.$133.6 million of its 6.625% Senior Notes due 2025, U.S.$110.6 million of its 5.000% Senior Notes due 2045, and U.S.$47.8 million of its 5.250% Senior Notes due 2049, for an aggregate principal amount of U.S.$292.0 million. The aggregate tender consideration paid amounted to U.S.$294.8 million plus U.S.$5.5 million of accrued and unpaid interest on the settlement date (see Note 23).
(2)	In 2017, the Company issued Notes (“Certificados Bursátiles”) due 2027, through the BMV in the aggregate principal amount of Ps.4,500,000, with interest payable semi-annually at an annual rate of 8.79%. The Company may, at its own option, redeem the Notes due 2027, in whole or in part, at any semi-annual interest payment date at a redemption price equal to the greater of the principal amount of the outstanding Notes and the present value of future cash flows, at the redemption date, of principal and interest amounts of the Notes discounted at a fixed rate of comparable Mexican sovereign bonds. The terms of the Notes due 2027 contain covenants that limit the ability of the Company and certain restricted subsidiaries appointed by the Company’s Board of Directors, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations, and similar transactions.
(3)	In 2017, the Company entered into long-term credit agreements with three Mexican banks, in the aggregate principal amount of Ps.6,000,000, with interest payable on a monthly basis at a rate of 28-day TIIE plus a range between 125 and 130 basis points, and principal maturities in 2022 and 2023. In February and March 2022, the Company prepaid these outstanding long-term loans in the aggregate principal amount of Ps.6,000,000 and paid related accrued interest in the aggregate amount of Ps.37,057. In July 2019, the Company entered into a credit agreement for a five-year term loan with a syndicate of banks in the aggregate principal amount of Ps.10,000,000. The funds from this loan were used for general corporate purposes, including the refinancing of the Company’s indebtedness. This loan bears interest payable on a monthly basis at a floating rate based on a spread of 105 or 130 basis points over the 28-day TIIE rate depending on the Group’s net leverage ratio. The credit agreement of this loan requires the maintenance of financial ratios related to indebtedness and interest expense.
(4)	In March 2016, Sky entered into long-term credit agreements with two Mexican banks in the aggregate principal amount of Ps.5,500,000, with maturities between 2021 and 2023, and interest payable on a monthly basis with an annual interest rate in the range of 7.0% and 7.13%. In July 2020, Sky prepaid a portion of these loans in the aggregate cash amount of Ps.2,818,091, which included a principal amount prepayment of Ps.2,750,000, and related accrued interest and transaction costs in the amount of Ps.68,091. In December 2021, Sky prepaid a portion of these loans in the aggregate cash amount of Ps.1,750,365, which included a principal amount prepayment of Ps.1,750,000, and related accrued interest in the amount of Ps.365. In December 2021, Sky entered into long-term credit agreement with a Mexican Bank in the aggregate principal amount of Ps.2,650,000, with interest payable on a monthly basis and maturity in December 2026, which included a Ps.1,325,000 loan with an annual interest rate of 8.215% and a Ps.1,325,000 loan with an annual interest rate of 28-day TIIE plus 90 basis points. The funds from these loans were used for general corporate purposes, including the prepayment of Sky´s indebtedness. Under the terms of this credit agreement, Sky is required to: (a) maintain certain financial coverage ratios related to indebtedness and interest expense; and (b) comply with a restrictive covenant on spin-offs, mergers and similar transactions (see Note 30).
(5)	As of December 31, 2021, included an outstanding balance in the aggregate principal amount of Ps.610,404, in connection with credit agreements entered into by TVI with Mexican banks, with maturities between 2020 and 2022, bearing interest payable on a monthly basis at an annual rate of TIIE plus a range between 100 and 125 basis points. In the second quarter of 2022, TVI repaid all of its outstanding indebtedness at maturity including a principal amount of Ps.549,781 and related accrued interest in the amount of Ps.3,569.
(6)	Principal amount of total debt as of December 31, 2021, is presented net of unamortized finance costs in the aggregate amount of Ps.1,207,057.
(7)	In March 2010, Sky entered into a lease agreement with Intelsat Global Sales & Marketing Ltd. (“Intelsat”) by which Sky is obligated to pay at an annual interest rate of 7.30%, a monthly fee through 2027 of U.S.$3.0 million for satellite signal reception and retransmission service from 24 KU-band transponders on satellite IS-21, which became operational in October 2012. The service term for IS-21 will end at the earlier of: (a) the end of 15 years; or (b) the date IS-21 is taken out of service (see Note 12).
(8)	Lease agreement entered into by a subsidiary of the Company and GTAC for the right to use certain capacity of a telecommunications network through 2030 (see Note 20).
(9)	Lease liabilities recognized beginning on January 1, 2019, under IFRS 16 Leases, in the aggregate amount of Ps.4,953,638 and Ps.5,533,552, as of December 31, 2022 and 2021, respectively. These lease liabilities have terms which expired or will expire at various dates between 2021 and 2051.

Schedule of outstanding principal amounts of hedged items

	December 31, 2022				December 31, 2021
	Millions of		Thousands of		Millions of		Thousands of
Hedged Items	U.S. Dollars		Mexican Pesos		U.S. Dollars		Mexican Pesos
Investment in shares of TelevisaUnivision (formerly known as UH II) (net investment hedge)	U.S.$	2,538.8	Ps.	49,446,349	U.S.$	1,254.5	Ps.	25,721,539
Open-Ended Fund (foreign currency fair value hedge)		39.7		773,209		46.1		945,176
Total	U.S.$	2,578.5	Ps.	50,219,558	U.S.$	1,300.6	Ps.	26,666,715

Schedule of foreign exchange gain or loss derived from senior notes designated as a hedge

	Year Ended		Year Ended
Foreign Exchange Gain or Loss Derived from Senior Notes Designated as Hedging Instruments	December 31, 2022		December 31, 2021
Recognized in:
Comprehensive gain (loss)	Ps.	3,375,804	Ps.	(604,856)
Total foreign exchange gain (loss) derived from hedging Senior Notes	Ps.	3,375,804	Ps.	(604,856)
Offset against:
Foreign currency translation (loss) gain derived from the hedged net investment in shares of TelevisaUnivision (formerly known as UH II)	Ps.	(3,261,758)	Ps.	505,183
Foreign exchange (loss) gain derived from the hedged Open-Ended Fund		(114,046)		99,673
Total foreign currency translation and foreign exchange (loss) gain derived from hedged assets	Ps.	(3,375,804)	Ps.	604,856

Schedule of debt maturities

Debt maturities for the years subsequent to December 31, 2022, are as follows:

			Unamortized
	Nominal		Finance Costs
2023	Ps.	1,000,000	Ps.	—
2024		10,000,000		32,757
2025		5,188,796		46,107
2026		8,492,800		14,489
2027		4,500,000		11,403
Thereafter		77,053,789		889,979
	Ps.	106,235,385	Ps.	994,735

Schedule of future minimum payments under lease liabilities

Future minimum payments under lease liabilities for the years subsequent to December 31, 2022, are as follows:

2023	Ps.	2,014,656
2024		2,047,781
2025		1,948,773
2026		1,870,879
2027		1,614,579
Thereafter		2,006,597
		11,503,265
Less: Amount representing interest		(3,134,193)
	Ps.	8,369,072

Schedule of reconciliation of long-term debt and lease liabilities arising from financing activities

			Cash Flow						Non-Cash Changes
											Foreign
	Balance as of						Discontinued		New Debt		Exchange				Balance as of
	January 1, 2022		New Debt		Payments		operation		and Leases		Income		Interest		December 31, 2022
Debt	Ps.	126,999,199	Ps.	—	Ps.	(16,709,984)	Ps.	—	Ps.	—	Ps.	(4,053,830)	Ps.	—	Ps.	106,235,385
Satellite transponder lease agreement		3,457,524		—		(494,021)		—		—		(156,319)		—		2,807,184
Other lease agreement		689,483		—		(205,242)		—		99,545		—		24,464		608,250
Lease liabilities		5,533,552		—		(991,048)		(485,362)		490,987		(23,498)		429,007		4,953,638
Total debt and lease liabilities	Ps.	136,679,758	Ps.	—	Ps.	(18,400,295)	Ps.	(485,362)	Ps.	590,532	Ps.	(4,233,647)	Ps.	453,471	Ps.	114,604,457

			Cash Flow				Non-Cash Changes
									Foreign
	Balance as of						New Debt		Exchange				Balance as of
	January 1, 2021		New Debt		Payments		and Leases		Income		Interest		December 31, 2021
Debt	Ps.	123,877,278	Ps.	2,650,000	Ps.	(1,992,489)	Ps.	—	Ps.	2,464,410	Ps.	—	Ps.	126,999,199
Satellite transponder lease agreement		3,818,559		—		(460,210)		—		99,175		—		3,457,524
Other lease agreement		728,500		115,943		(186,317)		—		—		31,357		689,483
Lease liabilities		4,745,292		—		(1,082,226)		1,424,507		—		445,979		5,533,552
Total debt and lease liabilities	Ps.	133,169,629	Ps.	2,765,943	Ps.	(3,721,242)	Ps.	1,424,507	Ps.	2,563,585	Ps.	477,336	Ps.	136,679,758